LEASE (Schedule of right of use assets and the amortization) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
LEASE
Right-of-use assets	$ 34,309	$ 36,026
Less: accumulated amortization	(5,366)	(4,932)
Less: accumulated impairment	(12,782)
Right-of-use assets	$ 16,161	$ 31,094